Sales Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Sales [line items]
Sales revenues	$ 76,589	$ 84,638	$ 77,884
Contract liabilities	$ 128	$ 245
Bottom of range [member]
Disclosure Of Net Sales [line items]
Contract remaining performance obligation expected term	1 year
Biofuels [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 46